Note 5 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Clinical trial and related expenses	$ 186	$ 147
Incentive compensation	497
Professional services	98	125
Other	30	32
Accrued liabilities	$ 811	$ 304